STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCK-BASED COMPENSATION

The Company grants stock-based compensation to employees and non-employee directors in the form of the Employees’ Stock Purchase Plan (“ESPP”) and stock option plans, which include deferred and restricted stock. Information regarding these plans is provided below.

Accounting for Stock-Based Compensation
The Company grants stock-based compensation awards that vest over a specified period or upon employees meeting certain performance and/or retirement eligibility criteria. The fair value of equity instruments issued to employees is measured on the grant date. The fair value of liability instruments issued to employees (specifically, performance deferred stock awards, which are granted to executive employees subject to stock ownership requirements, that provide the recipient the option to elect to receive a cash payment equal to the value of the stock award on the date of delivery) is measured at the end of each quarter. The fair value of equity and liability instruments is expensed over the vesting period or, in the case of retirement, from the grant date to the date on which retirement eligibility provisions have been met and additional service is no longer required.

The Company uses a lattice-based option valuation model to estimate the fair value of stock options, the Black-Scholes option valuation model for subscriptions to purchase shares under the ESPP and Monte Carlo simulation for the market portion of performance deferred stock awards. The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

	2010	2009	2008
Dividend yield	2.5%	3.8%	4.4%
Expected volatility	47.35%	43.78%	29.57%
Risk-free interest rate	1.28%	1.61%	3.42%
Expected life of stock options granted during period (years)	6.5	6.25	6
Life of Employees’ Stock Purchase Plan (months)	5	9	6.5

The dividend yield assumption for 2010 was based on a 30 percent / 70 percent blend of the Company’s current declared dividend as a percentage of the stock price on the grant date and a 10-year dividend yield average. The dividend yield assumption for 2009 was based on a 10-year dividend yield average. The dividend yield assumption for 2008 was based on the Company’s current declared dividend as a percentage of the stock price on the grant date. The expected volatility assumption for 2009 was based entirely on historical daily volatility, while the expected volatility assumption for 2010 and 2008 was based on an equal weighting of the historical daily volatility and current implied volatility from exchange-traded options for the contractual term of the options. The risk-free interest rate for all years was based on the weighted-average of U.S. Treasury strip rates over the contractual term of the options. The expected life of stock options granted was based on an analysis of historical exercise patterns.

Employees’ Stock Purchase Plan
On February 13, 2003, the Board of Directors authorized a 10-year ESPP, which was approved by stockholders at the Company’s annual meeting on May 8, 2003. Under the 2010 annual offering, most employees were eligible to purchase shares of common stock of the Company valued at up to 10 percent of their annual base earnings. The value is determined using the plan price multiplied by the number of shares subscribed to by the employee. The plan price of the stock is set each year at no less than 85 percent of market price.

Employees’ Stock Purchase Plan	2010
Shares in thousands	Shares	Exercise Price (1)
Outstanding at beginning of year	—	—
Granted	13,753	$18.09
Exercised	(12,359)	$18.09
Forfeited/Expired	(1,394)	$18.09
Outstanding and exercisable at end of year	—	—

(1)	Weighted-average per share

Additional Information about ESPP In millions, except per share amounts	2010	2009	2008
Weighted-average fair value per share of purchase rights granted	$11.90	$1.00	$4.33
Total compensation expense for ESPP	$164	$10	$20
Related tax benefit	$61	$4	$7
Total amount of cash received from the exercise of purchase rights	$224	$137	$32
Total intrinsic value of purchase rights exercised (1)	$147	$38	$3
Related tax benefit	$54	$14	$1

(1)	Difference between the market price at exercise and the price paid by the employee to exercise the purchase rights

Stock Option Plans
Under the 1988 Award and Option Plan (the “1988 Plan”), a plan approved by stockholders, the Company may grant options or shares of common stock to its employees subject to certain annual and individual limits. The terms of the grants are fixed at the grant date. At December 31, 2010, there were 22,612,549 shares available for grant under this plan.

Under the 1994 Non-Employee Directors’ Stock Plan, the Company was previously allowed to grant up to 300,000 options to non-employee directors; however, no additional grants will be made under this plan. At December 31, 2010, there were 34,650 options outstanding under this plan.

Under the 1998 Non-Employee Directors’ Stock Plan, the Company was previously allowed to grant up to 600,000 options to non-employee directors; however, no additional grants will be made under this plan. At December 31, 2010, there were 85,000 options outstanding under this plan.

The exercise price of each stock option equals the market price of the Company’s stock on the date of grant. Options vest from one to three years, and have a maximum term of 10 years.

The following table provides stock option activity for 2010:

Stock Options	2010
Shares in thousands	Shares	Exercise Price (1)
Outstanding at beginning of year	60,244	$34.22
Granted	8,488	$27.79
Exercised	(3,103)	$21.39
Forfeited/Expired	(4,806)	$35.80
Outstanding at end of year	60,823	$33.85
Remaining contractual life in years		5.41
Aggregate intrinsic value in millions	$336	—
Exercisable at end of year	42,188	$38.93
Remaining contractual life in years		4.18
Aggregate intrinsic value in millions	$103	—

(1)	Weighted-average per share

Additional Information about Stock Options In millions, except per share amounts	2010	2009	2008
Weighted-average fair value per share of options granted	$9.17	$2.60	$8.88
Total compensation expense for stock option plans	$72	$46	$79
Related tax benefit	$27	$17	$29
Total amount of cash received from the exercise of options	$66	—	$40
Total intrinsic value of options exercised (1)	$30	—	$12
Related tax benefit	$11	—	$4

(1)	Difference between the market price at exercise and the price paid by the employee to exercise the options

Total unrecognized compensation cost related to unvested stock option awards of $23 million at December 31, 2010 is expected to be recognized over a weighted-average period of 0.87 years.

Deferred and Restricted Stock
Under the 1988 Plan, the Company grants deferred stock to certain employees. The grants vest after a designated period of time, generally two to five years. The following table shows changes in nonvested deferred stock:

Deferred Stock	2010
Shares in thousands	Shares	Grant Date Fair Value (1)
Nonvested at beginning of year	12,213	$27.91
Granted	4,630	$27.89
Vested	(1,305)	$52.28
Canceled	(287)	$24.48
Nonvested at end of year	15,251	$25.89

(1)	Weighted-average per share

Additional Information about Deferred Stock In millions, except per share amounts	2010	2009	2008
Weighted-average fair value per share of deferred stock granted	$27.89	$11.70	$38.38
Total fair value of deferred stock vested and delivered (1)	$38	$20	$11
Related tax benefit	$14	$7	$4
Total compensation expense for deferred stock awards	$123	$80	$95
Related tax benefit	$46	$30	$35

(1)	Includes the fair value of shares vested in prior years and delivered in the reporting year

Total unrecognized compensation cost related to deferred stock awards of $82 million at December 31, 2010 is expected to be recognized over a weighted-average period of 0.88 years. At December 31, 2010, approximately 178,288 deferred shares with a grant date weighted-average fair value per share of $29.88 had previously vested, but were not issued. These shares are scheduled to be issued to employees within one to four years or upon retirement.

Also under the 1988 Plan, the Company has granted performance deferred stock awards that vest when the Company attains specified performance targets over a predetermined period, generally one to three years. Compensation expense related to performance deferred stock awards is recognized over the lesser of the service or performance period. Changes in the fair value of liability instruments are recognized as compensation expense each quarter. The following table shows the performance deferred stock awards granted:

Performance Deferred Stock Awards		Target Shares Granted (1)	Grant Date Fair Value (2)
Shares in millions	Performance Period
2010	January 1, 2010 – December 31, 2012	0.9	$27.79
2009	October 1, 2009 – September 30, 2011	1.1	$26.39
2009	January 1, 2009 – December 31, 2011	1.2	$9.53
2008	January 1, 2008 – December 31, 2010	1.1	$38.62

(1)	At the end of the performance period, the actual number of shares issued can range from zero to 250 percent of the target shares granted.

(2)	Weighted-average per share

The following table shows changes in nonvested performance deferred stock:

Performance Deferred Stock	2010
Shares in thousands	Shares	Grant Date Fair Value (1)
Nonvested at beginning of year	3,356	$24.54
Granted	875	$27.79
Vested	(1,045)	$38.38
Canceled	(54)	$26.02
Nonvested at end of year	3,132	$20.72

(1)	Weighted-average per share

Additional Information about Performance Deferred Stock
In millions	2010	2009	2008
Total fair value of performance deferred stock vested and delivered (1)	$28	$1	$166
Related tax benefit	$10	—	$62
Total compensation expense for performance deferred stock awards (2)	$143	$(7)	$17
Related tax benefit	$53	$(2)	$6

(1)	Includes the fair value of shares vested in prior years and delivered in the reporting year.

(2)	Compensation expense in 2010 includes $25 million related to the modification of equity instruments to liability instruments for certain executive employees.

During 2010, the Company settled 0.3 million shares of performance deferred stock for $8 million in cash. During the second quarter of 2008, the Company settled 0.9 million shares of performance deferred stock for $35 million in cash. Total unrecognized compensation cost related to performance deferred stock awards of $32 million at December 31, 2010 is expected to be recognized over a weighted-average period of 0.51 years. At December 31, 2010, approximately 0.9 million performance deferred shares with a grant date weighted-average fair value of $38.38 per share were vested, but not issued. These shares are scheduled to be issued in April 2011.

In addition, the Company is authorized to grant up to 300,000 deferred shares of common stock to executive officers of the Company under the 1994 Executive Performance Plan.

Under the 2003 Non-Employee Directors’ Stock Incentive Plan, a plan approved by stockholders, the Company may grant up to 1.5 million shares (including options, restricted stock and deferred stock) to non-employee directors over the 10-year duration of the program, subject to an annual aggregate award limit of 25,000 shares for each individual director. In 2010, 38,940 shares of restricted stock with a weighted-average fair value of $30.00 per share were issued under this plan. The restricted stock issued under this plan cannot be sold, assigned, pledged or otherwise transferred by the non-employee director, until the director is no longer a member of the Board.